Equity (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity classified stock options and RSUs were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	U.S $ in thousands
Cost of sales	$729	$1,797	$1,451	$3,630
Research and development, net	1,357	1,506	2,716	3,374
Selling, general and administrative	3,393	6,261	6,935	12,320
Total stock-based compensation expenses	$5,479	$9,564	$11,102	$19,324

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the six months ended June 30, 2016 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2016	2,449,742	$39.73
Granted	559,340	23.03
Exercised	(93,591)	7.60
Forfeited	(116,502)	45.57
Options outstanding as of June 30, 2016	2,798,989	$37.19
Options exercisable as of June 30, 2016	1,230,844	$37.46

Summary of RSUs activity

A summary of the Company’s RSUs activity for the six months ended June 30, 2016 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2016	559,124	$81.35
Forfeited	(70,942)	78.77
Vested	(43,557)	94.73
Unvested RSUs outstanding as of June 30, 2016	444,625	$80.45

Schedule of Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the six months ended June 30, 2016 and 2015:

	Six months ended June 30, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive income before
reclassifications	542	380	922
Amounts reclassified from accumulated
other comprehensive income	(151)	-	(151)
Other comprehensive income	391	380	771
Balance as of June 30, 2016	$284	$(10,287)	$(10,003)

	Six months ended June 30, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	327	(5,420)	(5,093)
Amounts reclassified from accumulated
other comprehensive income	1,311	-	1,311
Other comprehensive income (loss)	1,638	(5,420)	(3,782)
Balance as of June 30, 2015	$395	$(7,824)	$(7,429)